Consolidated Balance Sheets (Annual) (Audited) (Parenthetical) - $ / shares	Feb. 29, 2024	Aug. 31, 2023	Aug. 31, 2022
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Class A [Member]
Preferred Stock, Shares Outstanding	100,000	100,000	100,000
Preferred Stock, Shares Issued	100,000	100,000	100,000
Preferred Class B [Member]
Preferred Stock, Shares Outstanding	0	20,000	20,000
Preferred Stock, Shares Issued	0	20,000	20,000
Preferred Class C [Member]
Preferred Stock, Shares Outstanding	0	174,421	335,850
Preferred Stock, Shares Issued	0	174,421	335,850
Preferred Class D [Member]
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Shares Issued	0	0	0